Offerings - Offering: 1	Oct. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,649,844,742.34
Fee Rate	0.0087%
Amount of Registration Fee	$ 143,536.49
Offering Note

1
Estimated for purposes of calculating the filing fee only. The transaction valuation was calculated as the sum of (i) 39,957,678 outstanding shares of common stock, par value $0.001 per share (the “Shares”), of Pacira BioSciences, Inc. (“Pacira”) multiplied by $36.50 per Share (the “Offer Price”), (ii) 2,204,571 Shares subject to issuance pursuant to “in-the-money” stock options to purchase Shares multiplied by $9.04 (which is the Offer Price minus the weighted average exercise price for such options of $27.46 per Share), (iii) 198,257 Shares subject to issuance pursuant to granted and outstanding performance share units in respect of Shares (assuming target level of performance) multiplied by the Offer Price, (iv) 4,463,236 Shares subject to issuance pursuant to granted and outstanding restricted stock units in respect of Shares multiplied by the Offer Price and (v) 36,046 Shares subject to issuance pursuant to outstanding purchase rights under Pacira’s Amended and Restated 2014 Employee Stock Purchase Plan (based on accumulated contributions through October 23, 2026) multiplied by the Offer Price. The calculation of the filing fee is based on information provided by Pacira as of October 23, 2026.

The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2027, effective on October 1, 2026, by multiplying the transaction valuation by 0.000087.